Provisions - Summary of Silicosis Settlement Costs (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jan. 01, 2018 USD ($)
Statement [LineItems]
Balance at the beginning of the year	$ 25.1	$ 31.9
Changes in estimates	(1.6)	(4.5)
Unwinding of provision recognised as finance expense	1.3	2.0
Payment	(4.6)	0.0
Translation	1.0	(4.3)
Balance at end of the year	21.2	25.1
Current portion of silicosis settlement costs	(4.6)	0.0	[1]			$ 0.0
Non-current portion of silicosis settlement costs	16.6	25.1
Silicosis [Member]
Statement [LineItems]
Balance at end of the year	21.2	25.1		R 297.1	R 367.8
Current portion of silicosis settlement costs	(4.6)	0.0
Non-current portion of silicosis settlement costs	$ 16.6	$ 25.1

[1]	Refer note 42.